Note 5: Deposits On Product	12 Months Ended
Dec. 31, 2015
Notes
Note 5: Deposits On Product

NOTE 5:  DEPOSITS ON PRODUCT

At December 31, 2014 and December 31, 2015, there was a balance of $74,170 and $51,959, respectively in deposits on product. Deposits on product represent amounts paid to the Company’s Korean contract manufacturer.